Common Stock - Summary of Common Stock Shares Reserved for Future Issuance (Details) - A Place For Rover INC - shares shares in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Shares of common stock reserved (in shares)	112,177	113,478	112,409
Conversion of Redeemable Convertible Preferred Stock
Class Of Stock [Line Items]
Shares of common stock reserved (in shares)	87,497	87,497	87,489
Common Stock Warrants Outstanding
Class Of Stock [Line Items]
Shares of common stock reserved (in shares)	607	1,077	761
Stock Options Issued and Outstanding
Class Of Stock [Line Items]
Shares of common stock reserved (in shares)	19,484	20,574	20,749
Shares Available for Future Option Grants
Class Of Stock [Line Items]
Shares of common stock reserved (in shares)	4,589	4,330	3,410